Schedule of Investments
September 30, 2025 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 5.22%

Arrangement of Transportation of Freight & Cargo - 0.27%
C.H. Robinson Worldwide, Inc.			3,686	488,026
Expeditors International of Washington, Inc. (2)			3,601	441,447

				929,473

Beverages - 0.24%
PepsiCo, Inc.			3,114	437,330
The Coca-Cola Co.			6,174	409,460

				846,790

Capital Markets - 0.04%
Factset Research Systems, Inc.			469	134,364

Construction, Mining & Materials Handling Machinery & Equipment - 0.12%
Dover Corp.			2,586	431,422

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.10%
Kimberly-Clark Corp.			2,762	343,427

Diversified Financials - 0.12%
S&P Global, Inc.			838	407,863

Electromedical & Electrotherapeutic Apparatus - 0.17%
Medtronic PLC (Ireland)			6,091	580,107

Electronic & Other Electrical Equipment - 0.16%
Emerson Electric Co.			4,327	567,616

General Industrial Machinery & Equipment - 0.21%
Illinois Tool Works, Inc.			1,773	462,327
Nordson Corp.			1,121	254,411

				716,738

Household Appliances - 0.13%
A.O. Smith Corp.			6,410	470,558

Household Products - 0.11%
Church & Dwight Co., Inc.			4,191	367,257

Industrial Inorganic Chemicals - 0.28%
Air Products & Chemicals, Inc.			1,502	409,625
Linde AG PLC (Ireland)			1,213	576,175

				985,800

Industrial Instruments For Measurement, Display & Control - 0.13%
Roper Technologies, Inc.			892	444,831

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.16%
Cintas Corp.			2,776	569,802

Miscellaneous Food Preparations & Kindred Products - 0.08%
McCormick & Co., Inc.			4,083	273,194

Natural Gas Distribution - 0.12%
Atmos Energy Corp.			2,361	403,141

Perfumes, Cosmetics & Other Toilet Preparations - 0.11%
Colgate-Palmolive Co.			4,929	394,024

Personal Care Products - 0.11%
Kenvue, Inc.			24,469	397,132

Petroleum Refining - 0.08%
Exxon Mobil Corp.			2,486	280,297

Pharmaceutical Preparations - 0.50%
Abbott Laboratories			4,410	590,675
AbbVie, Inc.			2,332	539,951
Johnson & Johnson			3,381	626,905

				1,757,532

Retail-Building Materials, Hardware, Garden Supply - 0.33%
Fastenal Co.			11,508	564,352
The Sherwin-Williams Co.			1,705	590,373

				1,154,726

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Cos., Inc.			2,186	549,364

Retail-Variety Stores - 0.09%
Target Corp.			3,319	297,714

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.27%
Ecolab, Inc.			2,036	557,579
The Procter Gamble Co.			2,517	386,737

				944,316

Special Industry Machinery (No Metalworking Machinery) - 0.21%
Pentair PLC (Ireland)			6,670	738,769

Specialty Cleaning, Polishing & Sanitation Preparations - 0.08%
The Clorox Co.			2,400	295,920

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.09%
Nucor Corp.			2,254	305,259

Surgical & Medical Instruments & Apparatus - 0.11%
West Pharmaceutical Services, Inc.			1,427	374,345

Technology - 0.13%
International Business Machines Corp.			1,586	447,506

Wholesale-Drugs Proprietaries & Druggist - 0.12%
Cardinal Health Inc.			2,558	401,504

Wholesale-Durable Goods - 0.15%
W.W. Grainger, Inc.			551	525,081

Wholesale-Groceries & Related Products - 0.13%
Sysco Corp.			5,384	443,319

Wholesale-Motor Vehicle Supplies & New Parts - 0.13%
Genuine Parts Co.			3,268	452,945

Total Common Stocks			(Cost $ 11,570,682)	18,232,135

Real Estate Investment Trusts - 0.12% (5)

Essex Property Trust, Inc.			1,577	422,100

Total Real Estate Investment Trusts			(Cost $ 411,588)	422,100

Sukuks - 68.14%

Banks - 10.36%
ADIB Sukuk II Company Ltd, Sr. Unsecd. Note, 5.695%, 11/15/2028 (Cayman Islands) (6)			4,560,000	4,757,889
AL Rajhi Sukuk, Ltd., Jr. Sub. Note, 6.25%, Series EMTN, 07/21/2173 (Saudi Arabia) (6)			2,000,000	2,024,956
AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028 (Saudi Arabia) (6)			5,000,000	5,039,805
AUB Sukuk, Ltd., Sr. Unsecured Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands) (6)			2,500,000	2,447,616
Banque Saudi Fransi, Sr. Unsecd. Note, 4.75%, 05/31/2028 (Saudi Arabia) (6)			5,000,000	5,022,572
DIB Sukuk, Ltd., Series EMTN, 5.243%, 03/04/2029 (Cayman Islands) (6)			4,500,000	4,623,059
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands) (6)			5,100,000	5,048,400
QIB Sukuk, Ltd., Unsecd. Note, 5.581%, 11/22/2028 (Cayman Islands)			4,950,000	5,150,229
Warba Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 5.351%, 7/10/2029			2,000,000	2,067,792

				36,182,319

Communications Equipment - 4.22%
Axiata Spv2 Bhd, Series REGS, 2.163%, 08/19/2030 (Cayman Islands) (6)			4,580,000	4,119,090
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia) (6)			7,600,000	7,601,467
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands) (6)			3,000,000	3,008,040

				14,728,597

Energy - 2.57%
SA Global Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 10/02/2029 (Cayman Islands) (6)			3,500,000	3,485,895
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			2,800,000	2,541,655
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 1.602%, 06/17/2026 (Cayman Islands) (6)			3,000,000	2,936,073

				8,963,623

Financial Services - 4.17%
Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 5.85%, 04/01/2028			2,000,000	2,046,545
Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.850%, 04/01/2028 (Bahrain) (6)			1,500,000	1,534,909
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands) (6)			11,000,000	10,991,728

				14,573,182

Energy - 6.57%
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.682%, 07/03/2031 (Bahrain) (6)			4,000,000	4,194,944
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 09/21/2033 (Bahrain) (6)			3,300,000	3,489,512
Mdgh Sukuk Ltd. Unsecd. Note, Series EMTN, 4.959%, 04/04/2034 (United Arab Emirates) (6)			1,500,000	1,560,656
NCB Tier 1 Sukuk Ltd. Jr. Sub. Note, 3.5%, 01/26/2025 (Cayman Islands) (6)			3,000,000	2,921,430
Nogaholding Sukuk, Sr. Unsecd Note, Series REGS, 5.25%, 04/08/2029 (Bahrain) (6)			2,500,000	2,504,027
Snb Sukuk Ltd. Sr. Unsecd. Note, 5.129%, 02/27/2029 (Cayman Islands) (6)			5,000,000	5,128,850
Suci Secone Investment Co, Sr. Unsecd. Note, 6%, 10/25/2028 (Cayman Islands) (6)			3,000,000	3,149,814

				22,949,233

Government Sponsored - 2.28%
FAB Sukuk Co. Ltd., Unsecd. Note, 1.411%, 1/14/2026 (Cayman Islands) (6)			3,000,000	2,970,360
FAB Sukuk Co. Ltd., Sr. Unsecd. Note, 5.153%, 1/16/2030 (Cayman Islands) (6)			2,000,000	2,074,139
FAB Sukuk, Ltd. Sr. Unsecd. Note, Series 144A, 2.591%, 03/02/2027 (Cayman Islands) (6)			3,000,000	2,932,380

				7,976,879

Government Owned - 2.22%
El Sukuk Co., Ltd., Sr. Unsecd. Note, 5.431%, 05/28/2029 (Cayman Islands) (6)			5,000,000	5,172,329
Ma'Aden Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 02/13/2030 (Saudi Arabia) (6)			2,500,000	2,578,528

				7,750,857

Home Construction - 4.29%
Aldar Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 05/24/2033 (Cayman Islands) (6)			3,900,000	3,922,529
Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029 (Cayman Islands) (6)			5,000,000	4,877,512
Esic Sukuk Ltd, Sr. Unsecd. Note, 5.831%, 02/14/2029 (Cayman Islands) (6)			6,000,000	6,194,456

				14,994,497

Other Financial - 1.43%
Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.700%, 07/06/2031 (Cayman Islands) (6)			5,200,000	4,977,336

Real Estate - 2.58%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			2,300,000	2,287,318
DAE Sukuk Dfc Ltd., Sr. Unsecd. Note, Series REGS, 3.75%, 02/15/2026 (United Arab Emirates) (6)			6,750,000	6,712,782

				9,000,100

Sovereigns - 22.05%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,467,817
CBB International Sukuk Pr., Sr. Unsecd. Note, Series REGS, 3.950%, 09/16/2027 (Bahrain) (6)			2,000,000	1,957,089
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	958,129
CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	958,129
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,500,000	2,546,500
Hazine Mustesarigi Varli, Sr. Unsecd Note, Series 144A, 6.5%, 04/26/2030 (Turkey) (6)			4,000,000	4,125,919
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey) (6)			3,900,000	3,918,419
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 9.758%, 11/13/2025 (Turkey) (6)			1,500,000	1,509,734
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,500,000	1,507,084
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 6.75%, 9/1/2030 (Turkey) (6)			3,000,000	3,103,881
Indonesia, Government of, 5%, Series 144A, 5/25/2030 (Indonesia) (6)			6,500,000	6,675,500
Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 5.2%, 7/23/2035 (Indonesia) (6)			1,000,000	1,022,965
KSA Sukuk Ltd., Sr. Unsecd. Note, Series Regs, 2.25%, 05/17/2031 (Saudi Arabia) (6)			7,000,000	6,271,300
KSA Ijarah Sukuk Ltd, 4.25%, 09/09/2030 (Saudi Arabia) (6)			3,500,000	3,488,114
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			3,000,000	3,083,751
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			3,500,000	3,501,555
Oman, Government of, Sr. Unsecd. Note, Series REGS, 4.875%, 06/15/2030 (Oman) (6)			2,500,000	2,569,793
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2025 (Indonesia) (6)			7,800,000	7,794,930
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia) (6)			1,685,000	1,683,905
Perusahaan Penerbit SBSN Sr. Unsecd. Note, Series 144A, 5.1%, 07/02/2029 (Indonesia) (6)			4,700,000	4,829,755
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands) (6)			6,150,000	6,134,447
Sharjah Sukuk Program, Sr. Unsecd, Note, 3.234%, 10/23/2029 (Cayman Islands) (6)			1,500,000	1,423,545
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			6,480,000	6,448,313

				76,980,573

Utilities - 4.73%
Mazoon Assets Co. SAOC. Sr. Unsecd, Note, Series 144A, 5.25%, 10/09/2031 (Oman) (6)			2,350,000	2,393,217
Saudi Electricity Global, Sr. Unsecd. Note REGS, 2.413%, 09/17/2030 (Saudi Arabia) (6)			3,500,000	3,165,768
Saudi Electricity Sukuk P. Sr. Unsecd. Note, 4.942%, 02/13/2029 (Saudi Arabia) (6)			3,000,000	3,066,899
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia) (6)			8,000,000	7,903,996

				16,529,879

Wireline Telecommunications Services - 0.65%
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,286,391

Total Sukuks			(Cost $ 234,960,332)	237,893,468

Bank Time Deposits - 17.12% (5)

Arab Banking Corp., NY Branch, 4.30%, 12/18/2025 (Bahrain)			3,289,809	3,289,809
Arab Banking Corp., NY Branch, 4.44%, 10/17/2025 (Bahrain)			3,071,738	3,071,738
Arab Banking Corp., NY Branch, 4.61%, 12/26/2025 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 4.62%, 2/9/2026 (Bahrain)			3,121,697	3,121,697
Arab Banking Corp., NY Branch, 4.65%, 11/28/2025 (Bahrain)			3,510,148	3,510,148
Arab Banking Corp., NY Branch, 4.70%, 12/23/2025 (Bahrain)			3,000,000	3,000,000
MayBank Islamic Bank 4.10%, 11/25/2025 (Malaysia)			4,045,725	4,045,725
MayBank Islamic Bank 4.20%, 11/18/2025 (Malaysia)			4,044,978	4,044,978
MayBank Islamic Bank 4.35%, 10/28/2025 (Malaysia)			4,044,430	4,044,430
MayBank Islamic Bank 4.40%, 10/1/2025 (Malaysia)			3,000,000	3,000,000
MayBank Islamic Bank 4.40%, 10/23/2025 (Malaysia)			4,014,500	4,014,500
Qatar National Bank, 4.25%, 3/30/2026 (Qatar)			3,072,230	3,072,230
Qatar National Bank, 4.26%, 03/18/2026 (Qatar)			2,783,487	2,783,487
Qatar National Bank, 4.46%, 2/27/2026 (Qatar)			3,153,404	3,153,404
Qatar National Bank, 4.63%, 11/7/2025 (Qatar)			3,177,633	3,177,633
Qatar National Bank, 4.64%, 1/28/2026 (Qatar)			3,122,850	3,122,850
Qatar National Bank, 4.65%, 12/23/2025 (Qatar)			3,163,448	3,163,448
Qatar National Bank, 4.70%, 11/24/2025 (Qatar)			3,165,345	3,165,345

Total Bank Time Deposits			(Cost $ 59,781,422)	59,781,422

Trade Finance Agreements (3) - 941.54%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value
Energy-Oil Refining & Marketing - 2.50%
African Export Import Bank 209, 4.639% (4-month SOFR +1.000%), 04/30/2026 (Egypt) (3)	828,178	5/18/2025	828,178	828,178
African Export Import Bank 209, 4.943% (4-month SOFR +1.000%), 05/18/2026 (Egypt) (3)	2,171,822	4/30/2025	2,171,822	2,165,822
Arab Republic of Egypt, 6.938078%, 7/6/2026 DD2 (Egypt) (4)	20,458	7/6/2025	20,458	$ 20,458
Arab Republic of Egypt, 7.009101%, 6/25/2026 DD1 (Egypt) (4)	13,036	6/25/2025	13,036	$ 8,911
Arab Republic of Egypt, 7.038781%, 7/13/2026 DD4 (Egypt) (4)	15,858	7/13/2025	15,858	$ 15,858
Arab Republic of Egypt, 7.046454%, 7/9/2026 DD3 (Egypt) (4)	32,599	7/9/2025	32,599	$ 32,599
Arab Republic of Egypt, 7.056383%, 7/13/2026 DD5 (Egypt) (4)	23,421	7/13/2025	23,421	$ 23,421
Arab Republic of Egypt, 7.056383%, 9/21/2026 DD7 (Egypt) (4)	12,415	9/21/2025	12,415	$ 12,415
Arab Republic of Egypt, 7.690%, 10/23/2025 DD4 (Egypt) (4)	691,500	10/23/2024	691,500	$ 691,500
Arab Republic of Egypt, 7.744117%, 8/17/2026 DD6 (Egypt) (4)	40,138	8/17/2025	40,138	$ 40,138
Arab Republic of Egypt, 7.89806%, 9/24/2026 DD1 (Egypt) (4)	240,296	9/24/2025	240,296	$ 232,921
Arab Republic of Egypt, 7.89806%, 9/24/2026 DD2 (Egypt) (4)	184,843	9/24/2025	184,843	$ 184,843
Arab Republic of Egypt, 7.89806%, 9/24/2026 DD3 (Egypt) (4)	184,843	9/24/2025	184,843	$ 184,843
Arab Republic of Egypt, 7.89806%, 9/24/2026 DD4 (Egypt) (4)	36,969	9/24/2025	36,969	$ 36,969
Government of Egypt, 7.3385%, 10/7/2025 DD33 (Egypt) (4)	653	10/7/2024	653	$ 653
Government of Egypt, 7.684647%, 5/11/2026 DD120 (Egypt) (4)	18	5/11/2025	18	$ 18
Government of Egypt, 7.684647%, 5/5/2026 DD117 (Egypt) (4)	1,815	5/5/2025	1,815	$ 1,815
Government of Egypt, 7.684647%, 5/5/2026 DD118 (Egypt) (4)	572	5/5/2025	572	$ 572
Government of Egypt, 7.753175%, 11/3/2025 DD72 (Egypt) (4)	6,705	11/3/2024	6,705	$ 6,705
Government of Egypt, 7.755036%, 10/2/2025 DD27 (Egypt) (4)	4,099	10/2/2024	4,099	$ 4,099
Government of Egypt, 7.755036%, 10/2/2025 DD28 (Egypt) (4)	317	10/2/2024	317	$ 317
Government of Egypt, 7.780648%, 4/20/2026 DD108 (Egypt) (4)	2,296	4/20/2025	2,296	$ 2,296
Government of Egypt, 7.780648%, 4/20/2026 DD109 (Egypt) (4)	1,875	4/20/2025	1,875	$ 1,875
Government of Egypt, 7.785439%, 4/27/2026 DD110 (Egypt) (4)	525	4/27/2025	525	$ 525
Government of Egypt, 7.785439%, 4/27/2026 DD111 (Egypt) (4)	1,258	4/27/2025	1,258	$ 1,258
Government of Egypt, 7.785439%, 4/27/2026 DD112 (Egypt) (4)	3,451	4/27/2025	3,451	$ 3,451
Government of Egypt, 7.785439%, 4/27/2026 DD113 (Egypt) (4)	1,696	4/27/2025	1,696	$ 1,696
Government of Egypt, 7.785439%, 4/27/2026 DD114 (Egypt) (4)	3,131	4/27/2025	3,131	$ 3,131
Government of Egypt, 7.785439%, 4/27/2026 DD115 (Egypt) (4)	1,924	4/27/2025	1,924	$ 1,924
Government of Egypt, 7.785439%, 4/27/2026 DD116 (Egypt) (4)	474	4/27/2025	474	$ 474
Government of Egypt, 7.787162%, 10/7/2025 DD29 (Egypt) (4)	4,112	10/7/2024	4,112	$ 4,112
Government of Egypt, 7.787162%, 10/7/2025 DD30 (Egypt) (4)	4,057	10/7/2024	4,057	$ 4,057
Government of Egypt, 7.787162%, 10/7/2025 DD31 (Egypt) (4)	353	10/7/2024	353	$ 353
Government of Egypt, 7.885865%, 5/11/2026 DD119 (Egypt) (4)	3,119	5/11/2025	3,119	$ 3,119
Government of Egypt, 7.885865%, 5/11/2026 DD121 (Egypt) (4)	4,910	5/11/2025	4,910	$ 4,910
Government of Egypt, 7.891438%, 4/2/2026 DD106 (Egypt) (4)	7,259	4/2/2025	7,259	$ 7,259
Government of Egypt, 7.891438%, 4/2/2026 DD107 (Egypt) (4)	573	4/2/2025	573	$ 573
Government of Egypt, 7.967401%, 10/20/2025 DD50 (Egypt) (4)	653	10/20/2024	653	$ 653
Government of Egypt, 7.967401%, 10/7/2025 DD32 (Egypt) (4)	4,188	10/7/2024	4,188	$ 4,188
Government of Egypt, 7.967401%, 10/7/2025 DD34 (Egypt) (4)	1,808	10/7/2024	1,808	$ 1,808
Government of Egypt, 7.970044%, 6/1/2026 DD128 (Egypt) (4)	368	6/1/2025	368	$ 368
Government of Egypt, 7.970044%, 6/1/2026 DD129 (Egypt) (4)	3,289	6/1/2025	3,289	$ 3,289
Government of Egypt, 7.970044%, 6/1/2026 DD130 (Egypt) (4)	3,466	6/1/2025	3,466	$ 3,466
Government of Egypt, 7.970044%, 6/1/2026 DD131 (Egypt) (4)	469	6/1/2025	469	$ 469
Government of Egypt, 7.970044%, 6/1/2026 DD132 (Egypt) (4)	1,775	6/1/2025	1,775	$ 1,775
Government of Egypt, 7.970044%, 6/1/2026 DD133 (Egypt) (4)	3,512	6/1/2025	3,512	$ 3,512
Government of Egypt, 7.975757%, 3/25/2026 DD105 (Egypt) (4)	3,835	3/25/2025	3,835	$ 3,835
Government of Egypt, 7.980271%, 5/18/2026 DD122 (Egypt) (4)	2,102	5/18/2025	2,102	$ 2,102
Government of Egypt, 7.980271%, 5/18/2026 DD123 (Egypt) (4)	1,823	5/18/2025	1,823	$ 1,823
Government of Egypt, 7.994181%, 3/2/2026 DD103 (Egypt) (4)	2,989	3/2/2025	2,989	$ 2,989
Government of Egypt, 7.994181%, 3/2/2026 DD104 (Egypt) (4)	4,521	3/2/2025	4,521	$ 4,521
Government of Egypt, 7.994755%, 5/21/2026 DD124 (Egypt) (4)	447	5/21/2025	447	$ 447
Government of Egypt, 7.994755%, 5/21/2026 DD125 (Egypt) (4)	380	5/21/2025	380	$ 380
Government of Egypt, 7.994755%, 5/21/2026 DD126 (Egypt) (4)	1,784	5/21/2025	1,784	$ 1,784
Government of Egypt, 7.994755%, 5/21/2026 DD127 (Egypt) (4)	1,958	5/21/2025	1,958	$ 1,958
Government of Egypt, 8.039097%, 10/14/2025 DD45 (Egypt) (4)	317	10/14/2024	317	$ 317
Government of Egypt, 8.039097%, 10/14/2025 DD46 (Egypt) (4)	3,940	10/14/2024	3,940	$ 3,940
Government of Egypt, 8.039097%, 10/14/2025 DD47 (Egypt) (4)	3,952	10/14/2024	3,952	$ 3,952
Government of Egypt, 8.039097%, 10/14/2025 DD48 (Egypt) (4)	3,937	10/14/2024	3,937	$ 3,937
Government of Egypt, 8.045453%, 03/02/2026 DD102 (Egypt) (4)	9,741	3/2/2025	9,741	$ 9,741
Government of Egypt, 8.04766%, 12/8/2025 DD88 (Egypt) (4)	4,646	12/8/2024	4,646	$ 4,646
Government of Egypt, 8.050987%, 10/20/2025 DD49 (Egypt) (4)	4,152	10/20/2024	4,152	$ 4,152
Government of Egypt, 8.050987%, 10/20/2025 DD51 (Egypt) (4)	3,053	10/20/2024	3,053	$ 3,053
Government of Egypt, 8.050987%, 10/20/2025 DD52 (Egypt) (4)	224	10/20/2024	224	$ 224
Government of Egypt, 8.050987%, 10/20/2025 DD53 (Egypt) (4)	6,094	10/20/2024	6,094	$ 6,094
Government of Egypt, 8.053561%, 02/26/2026 DD101 (Egypt) (4)	2,204	2/26/2025	2,204	$ 2,204
Government of Egypt, 8.061253%, 11/3/2025 DD69 (Egypt) (4)	360	11/3/2024	360	$ 360
Government of Egypt, 8.061253%, 11/3/2025 DD70 (Egypt) (4)	360	11/3/2024	360	$ 360
Government of Egypt, 8.061253%, 11/3/2025 DD71 (Egypt) (4)	6,130	11/3/2024	6,130	$ 6,130
Government of Egypt, 8.065946% 10/14/2025 DD44 (Egypt) (4)	403	10/14/2024	403	$ 403
Government of Egypt, 8.065946%, 10/14/2025 DD42 (Egypt) (4)	439	10/14/2024	439	$ 439
Government of Egypt, 8.065946%, 10/14/2025 DD43 (Egypt) (4)	1,435	10/14/2024	1,435	$ 1,435
Government of Egypt, 8.071371%, 10/07/2025 DD59 (Egypt) (4)	341	10/7/2024	341	$ 341
Government of Egypt, 8.071371%, 10/27/2025 DD60 (Egypt) (4)	3,838	10/27/2024	3,838	$ 3,838
Government of Egypt, 8.071371%, 10/27/2025 DD61 (Egypt) (4)	403	10/27/2024	403	$ 403
Government of Egypt, 8.074856%, 10/14/2025 DD54 (Egypt) (4)	360	10/14/2024	360	$ 360
Government of Egypt, 8.074856%, 10/14/2025 DD55 (Egypt) (4)	375	10/14/2024	375	$ 375
Government of Egypt, 8.074856%, 10/20/2025 DD56 (Egypt) (4)	353	10/20/2024	353	$ 353
Government of Egypt, 8.074856%, 10/20/2025 DD57 (Egypt) (4)	3,949	10/20/2024	3,949	$ 3,949
Government of Egypt, 8.074856%, 10/20/2025 DD58 (Egypt) (4)	360	10/20/2024	360	$ 360
Government of Egypt, 8.078152%, 10/7/2025 DD35 (Egypt) (4)	4,120	10/7/2024	4,120	$ 4,120
Government of Egypt, 8.078152%, 10/7/2025 DD36 (Egypt) (4)	317	10/7/2024	317	$ 317
Government of Egypt, 8.078152%, 10/7/2025 DD37 (Egypt) (4)	3,981	10/7/2024	3,981	$ 3,981
Government of Egypt, 8.078152%, 10/7/2025 DD39 (Egypt) (4)	442	10/7/2024	442	$ 442
Government of Egypt, 8.078152%, 10/7/2025 DD40 (Egypt) (4)	6,780	10/7/2024	6,780	$ 6,780
Government of Egypt, 8.078152%, 10/7/2025 DD41 (Egypt) (4)	4,022	10/7/2024	4,022	$ 4,022
Government of Egypt, 8.078152%,10/7/2025 DD38 (Egypt) (4)	343	10/7/2024	343	$ 343
Government of Egypt, 8.083063%, 1/5/2026 DD91 (Egypt) (4)	3,411	1/5/2025	3,411	$ 3,411
Government of Egypt, 8.086063%, 2/2/2026 DD95 (Egypt) (4)	2,184	2/2/2025	2,184	$ 2,184
Government of Egypt, 8.087053%, 10/30/2025 DD64 (Egypt) (4)	3,946	10/30/2024	3,946	$ 3,946
Government of Egypt, 8.087053%, 10/30/2025 DD65 (Egypt) (4)	360	10/30/2024	360	$ 360
Government of Egypt, 8.087053%, 10/30/2025 DD66 (Egypt) (4)	3,939	10/30/2024	3,939	$ 3,939
Government of Egypt, 8.087053%, 10/30/2025 DD67 (Egypt) (4)	360	10/30/2024	360	$ 360
Government of Egypt, 8.087053%, 10/30/2025 DD68 (Egypt) (4)	3,944	10/30/2024	3,944	$ 3,944
Government of Egypt, 8.095982%, 12/15/2025 DD89 (Egypt) (4)	3,589	12/15/2024	3,589	$ 3,589
Government of Egypt, 8.097319%, 2/9/2026 DD96 (Egypt) (4)	8,445	2/9/2025	8,445	$ 8,445
Government of Egypt, 8.103625%, 10/27/2025 DD62 (Egypt) (4)	3,940	10/27/2024	3,940	$ 3,940
Government of Egypt, 8.103625%, 10/27/2025 DD63 (Egypt) (4)	360	10/27/2024	360	$ 360
Government of Egypt, 8.112307%, 1/20/2026 DD92 (Egypt) (4)	323	1/20/2025	323	$ 323
Government of Egypt, 8.123999%, 1/22/2026 DD93 (Egypt) (4)	8,540	1/22/2025	8,540	$ 8,540
Government of Egypt, 8.123999%, 1/22/2026 DD94 (Egypt) (4)	10,129	1/22/2025	10,129	$ 10,129
Government of Egypt, 8.129009%, 12/18/2025 DD90 (Egypt) (4)	3,453	12/18/2024	3,453	$ 3,453
Government of Egypt, 8.141186%, 2/23/2026 DD100 (Egypt) (4)	6,231	2/23/2025	6,231	$ 6,231
Government of Egypt, 8.141186%, 2/23/2026 DD99 (Egypt) (4)	4,205	2/23/2025	4,205	$ 4,205
Government of Egypt, 8.157204%, 11/10/2025 DD76 (Egypt) (4)	352	11/10/2024	352	$ 352
Government of Egypt, 8.157204%, 11/10/2025 DD77 (Egypt) (4)	1,750	11/10/2024	1,750	$ 1,750
Government of Egypt, 8.157204%, 11/10/2025 DD78 (Egypt) (4)	3,109	11/10/2024	3,109	$ 3,109
Government of Egypt, 8.157204%, 11/10/2025 DD79 (Egypt) (4)	236	11/10/2024	236	$ 236
Government of Egypt, 8.157204%, 11/10/2025 DD80 (Egypt) (4)	284	11/10/2024	284	$ 284
Government of Egypt, 8.160006%, 11/17/2025 DD81 (Egypt) (4)	3,951	11/17/2024	3,951	$ 3,951
Government of Egypt, 8.160006%, 11/17/2025 DD82 (Egypt) (4)	360	11/17/2024	360	$ 360
Government of Egypt, 8.164144%, 11/10/2025 DD73 (Egypt) (4)	385	11/10/2024	385	$ 385
Government of Egypt, 8.164144%, 11/10/2025 DD74 (Egypt) (4)	3,692	11/10/2024	3,692	3,692
Government of Egypt, 8.164144%, 11/10/2025 DD75 (Egypt) (4)	372	11/10/2024	372	372
Government of Egypt, 8.178241%, 12/1/2025 DD87 (Egypt) (4)	348	12/1/2024	348	348
Government of Egypt, 8.192121%, 2/17/2026 DD97 (Egypt) (4)	747	2/17/2025	747	747
Government of Egypt, 8.192121%, 2/17/2026 DD98 (Egypt) (4)	1,980	2/17/2025	1,980	1,980
Government of Egypt, 8.208337%, 11/20/2025 DD83 (Egypt) (4)	1,744	11/20/2024	1,744	1,744
Government of Egypt, 8.208337%, 11/20/2025 DD84 (Egypt) (4)	3,948	11/20/2024	3,948	3,948
Government of Egypt, 8.208337%, 11/20/2025 DD85 (Egypt) (4)	360	11/20/2024	360	360
Government of Egypt, 8.242512%, 11/24/2025 DD86 (Egypt) (4)	3,496	11/24/2024	3,496	3,496
Turk Eximbank 5.462809%, (12-months SOFR + 1.25%) 12/29/2025 (Egypt) (4)	4,000,000	12/29/2024	4,000,000	3,988,000

			8,766,785	8,737,285

Foreign Sovereign - 1.66%
Government of Pakistan, 7.637256%, 8/10/2026 DD15 (Pakistan) (4)	50,861	8/10/2025	51,874	$ 50,861
Government of Pakistan, 7.653611%, 8/17/2026 DD16 (Pakistan) (4)	118,467	8/17/2025	120,825	$ 118,467
Government of Pakistan, 8.017812%, 8/24/2026 DD17 (Pakistan) (4)	234,165	8/24/2025	238,825	$ 234,165
Government of Pakistan, 8.017812%, 8/24/2026 DD18 (Pakistan) (4)	1,770	8/24/2025	1,806	$ 1,770
Government of Pakistan, 7.877539%, 6/18/2026 DD2 (Pakistan) (4)	168,139	6/18/2025	171,485	$ 168,139
Government of Pakistan, 7.784895%, 6/22/2026 DD3 (Pakistan) (4)	167,981	6/22/2025	171,324	$ 167,981
Government of Pakistan, 7.877539%, 6/18/2026 DD4 (Pakistan) (4)	42,873	6/18/2025	43,726	$ 42,873
Government of Pakistan, 7.751601%, 6/25/2026 DD5 (Pakistan) (4)	168,102	6/25/2025	171,447	$ 168,102
Government of Pakistan, 7.751601%, 6/25/2026 DD6 (Pakistan) (4)	128,515	6/25/2025	131,073	$ 128,515
Government of Pakistan, 7.751601%, 6/25/2026 DD7 (Pakistan) (4)	229,450	6/25/2025	234,016	$ 229,450
Government of Pakistan, 7.706902%, 6/29/2026 DD8 (Pakistan) (4)	201,705	6/29/2025	205,719	$ 201,705
Government of Pakistan, 7.688894%, 7/2/2026 DD9 (Pakistan) (4)	226,805	7/2/2025	231,318	$ 226,805
Government of Pakistan, 8.218138%, 11/3/2025 DD1 (Pakistan) (4)	341,206	11/3/2024	345,642	$ 341,206
Government of Pakistan, 8.326741%, 12/1/2025 DD2 (Pakistan) (4)	717,664	12/1/2024	726,993	$ 717,664
Government of Pakistan, 8.198041%, 12/8/2025 DD3 (Pakistan) (4)	698,305	12/8/2024	707,383	$ 698,305
Government of Pakistan, 8.188666%, 12/11/2025 DD4 (Pakistan) (4)	717,524	12/11/2024	726,852	$ 717,524
Government of Pakistan, 8.261213%, 1/20/2026 DD5 (Pakistan) (4)	462,743	1/20/2025	468,759	$ 462,743
Government of Pakistan, 7.861273%, 6/15/2026 DD1 (Pakistan) (4)	127,813	6/15/2025	130,356	$ 127,813
Government of Pakistan, 7.794834%, 7/23/2026 DD10 (Pakistan) (4)	106,599	7/23/2025	108,720	$ 106,599
Government of Pakistan, 7.82199%, 7/27/2026 DD11 (Pakistan) (4)	232,121	7/27/2025	236,740	$ 232,121
Government of Pakistan, 7.881806%, 8/3/2026 DD12 (Pakistan) (4)	233,759	8/3/2025	238,411	$ 233,759
Government of Pakistan, 7.635019%, 8/3/2026 DD13 (Pakistan) (4)	232,029	8/3/2025	236,646	$ 232,029
Government of Pakistan, 7.637256%, 8/10/2026 DD14 (Pakistan) (4)	182,946	8/10/2025	186,586	$ 182,946

			5,886,527	5,791,544

Total Trade Finance Agreements			(Cost $ 14,528,829)	14,653,312

Total Investments - 94.80%			(Cost $ 335,941,779)	330,982,436

Other Assets Less Liabilities - 5.20%				18,144,797

Total Net Assets - 100.00%				349,127,233

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$18,654,234	$-
Level 2 - Other Significant Observable Inputs			312,328,201	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$330,982,436	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.

(3) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At Septmeber 29, 2023, these restricted securities amounted to $4,928,646, which represented 2.10% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At September 29, 2023, these liquid restricted securities amount to $31,329,240, which represented 13.34% of total net assets.

SOFR - Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.